Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff Costs [Line Items]
Share-based payments	£ 1,800	£ 11,700	£ 1,100
Total employee benefit expense	5,911	14,979	3,784
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	2,761	2,391	2,241
Social security costs	314	272	205
Pension costs and other benefits	139	119	102
Share-based payments	835	8,868	1,027
Total employee benefit expense	4,049	11,650	3,575
Administrative Expenses
Staff Costs [Line Items]
Wages and salaries	790	408	84
Social security costs	75	37	13
Pension costs and other benefits	37	21	7
Share-based payments	960	2,863	105
Total employee benefit expense	£ 1,862	£ 3,329	£ 209